WARRANTS	9 Months Ended
Sep. 30, 2021
Warrants
WARRANTS

NOTE H – WARRANTS

The Company has common stock purchase warrants outstanding at September 30, 2021 to purchase 2,491,074 shares of common stock exercisable until various dates through December 31, 2022. The warrants are exercisable at the following amounts and rates: 2,000,000 of which are exercisable at an exercise price of $1.00 per share, 268,019 of which are exercisable at an exercise price of $5.00 per share, and 223,055 of which are exercisable at an exercise price of the greater of $5.00 per share or (ii) 85% of the average closing price of our common stock, as quoted on the public securities trading market on which our common stock is then traded with the highest volume, for ten (10) consecutive trading days immediately prior to the date of exercise.

To calculate the fair value of stock warrants at the date of grant, we use the Black-Scholes option pricing model. The volatility used is based on historical volatilities of selected peer group companies. Management estimates the average volatility considering current and future expected market conditions. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Each issuance is individually valued according to this procedure as of the date of issue with maturity dates between December 31, 2021 and December 31, 2022, volatility estimates between 35% to 60% and risk-free rates 0.05% to 0.1% in the period.

On January 7, 2021 we issued 56,592 common stock purchase warrants to three consultants. The warrants are exercisable on a cash or cashless basis at an exercise price of $5.00 per share until December 31, 2021 with a fair market value on the issuance date of $51,344 recorded as an expense in the period.

During January 2021, we issued 24,211 common stock purchase warrants to three investors as part of our offering of units, each unit consisting of one share of our common stock and one common stock purchase warrant. The total value of these warrants was $22,173 recorded in Additional-Paid-In-Capital.

During February 2021, we issued 9,375 common stock purchase warrants to two investors as part of our offering of units, each unit consisting of one share of our common stock and one common stock purchase warrant. The total value of these warrants was $7,005 recorded in Additional-Paid-In-Capital.

During February 2021, we issued 3,750 common stock purchase warrants to two investors as part of their conversion of existing warrants. The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $5,969 recorded in Additional-Paid-In-Capital.

During March 2021, we issued 50 common stock purchase warrants to one investor as part of the investor’s exercise of existing warrants. The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $78 recorded in Additional-Paid-In-Capital.

During the quarter ended March 31, 2021, a total of 15,200 warrants were exercised and a total of 15,200 shares of common stock were issued to two investors at a price of $5.00 per share and a total of 3,800 common stock purchase warrants were issued to these two investors pursuant to the Warrant Offering (as below defined).

In April 2021, a total of 9,006 common stock purchase warrants were exercised by three investors for a total of 9,006 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $45,030 and a total of 2,252 common stock purchase warrants were issued to these three investors pursuant to a private placement in accordance with Rule 506(b) of Regulation D of the Securities Act of 1933, as amended, in which existing warrant holders receive one cashless warrant exercisable until December 31, 2022 at an exercise price of $5.00 per share for every four currently outstanding warrants exercised by a warrant holder on or before July 31, 2021 (the “Warrant Offering”). The total value of the new warrants issued was $3,394 recorded in Additional-Paid-In-Capital.

In May 2021, a total of 20,000 common stock purchase warrants were issued to three investors for a total of 20,000 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $100,000 and a total of 5,000 common stock purchase warrants were issued to these three investors pursuant to the Warrant Offering. The total value of the new warrants issued was $7,335 recorded in Additional-Paid-In-Capital.

In July 2021, we issued 20,000 common stock purchase warrants to four investors as part of our offering of units, each unit consisting of one share of our common stock and one common stock purchase warrant (the “Unit Offering”). The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $27,159 recorded in Additional-Paid-In-Capital.

In August 2021, we issued 9,375 common stock purchase warrants to two investors as part of our Unit Offering. The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $7,560 recorded in Additional-Paid-In-Capital.

In September 2021, we issued 16,000 common stock purchase warrants to three investors as part of our Unit Offering. The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $15,836 recorded in Additional-Paid-In-Capital.

The following is a summary of activity and outstanding common stock warrants:

Schedule of warrant activity
# of Warrants
Balance, December 31, 2020	2,388,675

Warrants granted	146,605
Warrants exercised	(44,206)
Warrants expired	–

Balance, September 30, 2021	2,491,074

Exercisable, September 30, 2021	2,491,074